Form N-1A Supplement	May 31, 2024
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
VOYA EQUITY TRUST Voya Large Cap Value Fund (the “Fund”)
Supplement dated July 30, 2025
to the Funds’ Class A, Class C, Class I, Class R, and Class W Shares’
Summary Prospectus and Prospectus, each dated September 30, 2024, as supplemented
(together, the “Prospectuses”)
IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY
In accordance with recent changes to regulatory disclosure requirements regarding investment company names, the Fund’s policy to invest in accordance with the investment focus that the Fund’s name suggests (the “80% Investment Policy”) is changed effective September 30, 2025 (the “Effective Date”), as set forth below.
Current 80% Investment Policy	New 80% Investment Policy as of the
Effective Date
Under normal market conditions, the Fund invests	Under normal circumstances, the Fund invests at
at least 80% of its net assets (plus borrowings for	least 80% of its net assets (plus the amount of any
investment purposes) in equity securities of	borrowings for investment purposes) in
issuers in emerging markets.	investments tied to large-capitalization value
companies.
The Fund’s current 80% Investment Policy and related disclosure in the first two paragraphs and first sentence of the third paragraph in the section of the Prospectuses entitled “Principal Investment Strategies”, as set forth in the table below under the heading “Current Disclosure”, will continue in effect until the Effective Date. On the Effective Date, the new 80% Investment Policy and related disclosure (which, for reference, is set forth in the table below under the heading “Disclosure as of the Effective Date”) will become effective.
Current Disclosure	Disclosure as of the Effective Date
Under normal market conditions, the Fund invests	Under normal circumstances, the Fund invests at
at least 80% of its net assets (plus borrowings for	least 80% of its net assets (plus the amount of any
investment purposes) in equity securities of	borrowings for investment purposes) in
dividend paying large-capitalization issuers. The	investments tied to large-capitalization value
Fund will provide shareholders with at least 60	companies. For purposes of this 80% policy,
days’ prior notice of any change in this investment	large-capitalization value companies means
policy. Equity securities include common stocks,	companies with market capitalizations that fall
preferred stocks, warrants, and convertible	within the capitalization range of companies
securities. For this Fund, the sub-adviser (the	within the Russell 1000® Value Index (the
“Sub-Adviser”) defines large-capitalization	“Index”) and that the Fund believes are
companies as companies with market	undervalued by the market, trade for less than
capitalizations that fall within the range of	their intrinsic value, or pay dividends.
companies within the Russell 1000® Value Index
(the “Index”) at the time of purchase.	The market capitalization of companies within the
Index will change with market conditions. As of
The market capitalization of companies within the	June 30, 2025, the market capitalization of
Index will change with market conditions. As of	companies within the Index ranged from $1.7
June 30, 2024, the market capitalization of	million to $2.3 million. Equity securities in which
companies within the Index ranged from $364
million to $877.9 billion.
The Sub-Adviser seeks to construct a portfolio of securities with a dividend yield at or above the average dividend yield of the companies included in the Index.
the Fund invests include, but are not limited to,
common stock, preferred stock, warrants, and convertible securities.
The sub-adviser (the “Sub-Adviser”) seeks to construct a portfolio of securities with a dividend yield at or above the average dividend yield of the companies included in the Index.

Voya Large Cap Value Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
VOYA EQUITY TRUST Voya Large Cap Value Fund (the “Fund”)
Supplement dated July 30, 2025
to the Funds’ Class A, Class C, Class I, Class R, and Class W Shares’
Summary Prospectus and Prospectus, each dated September 30, 2024, as supplemented
(together, the “Prospectuses”)
IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY
In accordance with recent changes to regulatory disclosure requirements regarding investment company names, the Fund’s policy to invest in accordance with the investment focus that the Fund’s name suggests (the “80% Investment Policy”) is changed effective September 30, 2025 (the “Effective Date”), as set forth below.
Current 80% Investment Policy	New 80% Investment Policy as of the
Effective Date
Under normal market conditions, the Fund invests	Under normal circumstances, the Fund invests at
at least 80% of its net assets (plus borrowings for	least 80% of its net assets (plus the amount of any
investment purposes) in equity securities of	borrowings for investment purposes) in
issuers in emerging markets.	investments tied to large-capitalization value
companies.
The Fund’s current 80% Investment Policy and related disclosure in the first two paragraphs and first sentence of the third paragraph in the section of the Prospectuses entitled “Principal Investment Strategies”, as set forth in the table below under the heading “Current Disclosure”, will continue in effect until the Effective Date. On the Effective Date, the new 80% Investment Policy and related disclosure (which, for reference, is set forth in the table below under the heading “Disclosure as of the Effective Date”) will become effective.
Current Disclosure	Disclosure as of the Effective Date
Under normal market conditions, the Fund invests	Under normal circumstances, the Fund invests at
at least 80% of its net assets (plus borrowings for	least 80% of its net assets (plus the amount of any
investment purposes) in equity securities of	borrowings for investment purposes) in
dividend paying large-capitalization issuers. The	investments tied to large-capitalization value
Fund will provide shareholders with at least 60	companies. For purposes of this 80% policy,
days’ prior notice of any change in this investment	large-capitalization value companies means
policy. Equity securities include common stocks,	companies with market capitalizations that fall
preferred stocks, warrants, and convertible	within the capitalization range of companies
securities. For this Fund, the sub-adviser (the	within the Russell 1000® Value Index (the
“Sub-Adviser”) defines large-capitalization	“Index”) and that the Fund believes are
companies as companies with market	undervalued by the market, trade for less than
capitalizations that fall within the range of	their intrinsic value, or pay dividends.
companies within the Russell 1000® Value Index
(the “Index”) at the time of purchase.	The market capitalization of companies within the
Index will change with market conditions. As of
The market capitalization of companies within the	June 30, 2025, the market capitalization of
Index will change with market conditions. As of	companies within the Index ranged from $1.7
June 30, 2024, the market capitalization of	million to $2.3 million. Equity securities in which
companies within the Index ranged from $364
million to $877.9 billion.
The Sub-Adviser seeks to construct a portfolio of securities with a dividend yield at or above the average dividend yield of the companies included in the Index.
the Fund invests include, but are not limited to,
common stock, preferred stock, warrants, and convertible securities.
The sub-adviser (the “Sub-Adviser”) seeks to construct a portfolio of securities with a dividend yield at or above the average dividend yield of the companies included in the Index.